BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Schedule of Related Party Balances Per the Balance Sheet) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Trade receivables and prepaid expenses	$ 5,255	$ 2,614
Trade payables and accrued expenses	$ 476	$ 1,008